SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																						1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 26, 2023	Jan. 06, 2023	Nov. 21, 2022	Oct. 12, 2022	Sep. 28, 2022	Aug. 25, 2022	Jun. 27, 2022	Jun. 17, 2022	Jun. 17, 2022	Jun. 15, 2022	May 01, 2022	Feb. 02, 2022	Jan. 11, 2022	Oct. 11, 2021	Sep. 03, 2021	Aug. 06, 2021	Jul. 11, 2021	Jul. 06, 2021	Jun. 23, 2021	May 26, 2021	Oct. 28, 2020	Jun. 30, 2022	Apr. 30, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2023	Oct. 03, 2022	Oct. 29, 2020
Common stock, shares authorized																							300,000,000	300,000,000					300,000,000	300,000,000
Common stock, par value																							$ 0.001	$ 0.001					$ 0.001	$ 0.001
Common stock, shares issued																							4,194,836	528,297					338,579	4,194,836
Common stock, shares outstanding																							4,194,836	528,297					338,579	4,194,836
Shares, issued																								189,718
Number of shares issued during the period																								$ 188	$ 4,195,000
Stock issued during period, shares, issued for settlement of accounts payable																								67,500
Stock issued during period, shares, issued for settlement with former owners																								1,350
Exercise of warrants, shares																								27,000
Profit guarantee on note, shares																								93,680
Number of common stock, shares issued											151,579																		151,579
Debt conversion of convertible notes, shares								109,737	109,737	109,737
Shares issued for services	150
Warrants and Rights Outstanding																							$ 33,752,623						$ 2,344,529	$ 33,752,623
Class of Warrant or Right, Exercise Price of Warrants or Rights																																$ 0.221
Proceeds from Issuance of Common Stock																									4,195,000				8,744,882
Shares issued for acquisition	6,993		675	48,098																		14,960
Debt instrumental		$ 2,092,700						$ 13,200,000	$ 13,200,000														$ 13,200,000						0	13,200,000
Proceeds from Notes Payable																									925,000				$ 2,000,000	$ 5,500,000
Stock Issued During Period, Value, Acquisitions																									915,545
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																													1,714,127	49,442
Operating Expenses																								$ 2,747,413	4,090,858				$ 24,737,239	$ 50,932,697
Warrants vested																													71,698,014
Common Stock [Member]
Number of shares issued during the period																									$ 26
Number of common stock, shares issued																									26,219
Shares issued for services																								188	625
Class of Warrant or Right, Exercise Price of Warrants or Rights																																$ 0.39
Shares issued for acquisition																								1,350	14,960
Stock Issued During Period, Value, Acquisitions																								$ 1	$ 15
Warrants and Rights Outstanding, Term																																5 years
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																$ 0.43
Related Party Lender [Member]
Common stock, shares issued																17,304
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																688
Conversion of Stock, Shares Converted																17,992
Note Payable Holder [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																5,500
Conversion of Stock, Shares Converted																12,375
As Compensation [Member] | Warrant [Member]
Number of common stock, shares issued															2,525
Securities Purchase Agreement [Member]
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]																18.334
Foundation Sports Systems LLC [Member]
Shares issued for acquisition																			1,350
Stock Issued During Period, Value, Acquisitions																			$ 3,550,000
Gameface [Member] | Common Stock [Member]
Shares issued for acquisition												1,196
Previously Reported [Member]
Number of shares issued during the period																													$ 4,195,000
Debt conversion of convertible notes, shares										109,740
Shares issued for services	150
Shares issued for acquisition	6,994		675	48,098																		598,396
Stock Issued During Period, Value, Conversion of Convertible Securities																													14,046,300
Stock Issued During Period, Value, Acquisitions																													915,545	$ 3,550,000
Previously Reported [Member] | Common Stock [Member]
Number of shares issued during the period																													$ 2,068
Number of common stock, shares issued																													51,682
Shares issued for services																													775	518
Shares issued for acquisition																													70,727	1,350
Stock Issued During Period, Shares, Conversion of Convertible Securities																													109,737
Stock Issued During Period, Value, Conversion of Convertible Securities																													$ 4,389
Stock Issued During Period, Value, Acquisitions																													$ 2,829	$ 54
Securities Purchase Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.0004
Warrants and Rights Outstanding, Term																5 years
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]																733,333
Gameface AI [Member]
Number of common stock, shares issued							14,960
Gameface AI [Member] | Previously Reported [Member]
Number of common stock, shares issued							14,960
Midcity Capital Ltd [Member]
Number of common stock, shares issued						750
Midcity Capital Ltd [Member] | Previously Reported [Member]
Number of common stock, shares issued						750
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.55
Proceeds from Notes Payable		$ 600,000
[custom:SharesIssuedPricePerShares-0]		$ 0.221
Shares Issued, Price Per Share		8.84
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Previously Reported [Member]
[custom:SharesIssuedPricePerShares-0]		8.84
Shares Issued, Price Per Share		$ 0.221
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Notes [Member]
Proceeds from Notes Payable		$ 1,400,000
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Maximum [Member]
Debt instrumental		$ 2,000,000
Debt Instrument, Interest Rate, Effective Percentage		4.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		452,489
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		452,489
Investor [Member]
Number of common stock, shares issued										26,219
Investor [Member] | Previously Reported [Member]
Number of common stock, shares issued										26,219
Investor [Member] | Securities Purchase Agreement [Member]
Common stock, par value					$ 15.60
Number of common stock, shares issued					25,463
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					295,050
[custom:WarrantPerShare-0]					$ 15.596
Warrants and Rights Outstanding					$ 5,000,000.0
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.0004																						$ 8.84				$ 3.55
Proceeds from Issuance of Common Stock					$ 4,549,882
Investor [Member] | Securities Purchase Agreement [Member] | Previously Reported [Member]
Common stock, par value					$ 15.60
Common stock, shares issued					25,463
Number of common stock, shares issued					25,463
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					295,050
[custom:WarrantPerShare-0]					$ 15.596
Class of Warrant or Right, Exercise Price of Warrants or Rights																															$ 3.55
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Common stock, par value					$ 15.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					320,513
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member] | Previously Reported [Member]
Common stock, par value					$ 15.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					320,513
Investor [Member] | Securities Purchase Agreement [Member] | 7-Year Warrants [Member]
Common stock, par value					$ 17.20
Number of common stock, shares issued					641,026
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7-Year Warrants [Member] | Previously Reported [Member]
Number of common stock, shares issued					641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7.5 -Year Warrants [Member]
Common stock, par value					$ 17.20
Number of common stock, shares issued					641,026
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7.5 -Year Warrants [Member] | Previously Reported [Member]
Common stock, par value					$ 17.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					641,026
Gabriel Goldman [Member]
Shares issued for services							625
Gabriel Goldman [Member] | Previously Reported [Member]
Shares issued for services							625
Related Party Lender [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities																				4,093
Stock Issued During Period, Value, Conversion of Convertible Securities																				$ 6,220,000
Two Employees [Member] | Services rendered in lieu of cash [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture																		126
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																														187,803
Vendor [Member] | Marketing And Advisory Services [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture													47	47			47
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																														16,875
Six New Brand Ambassadors [Member] | As Compensation [Member] | Common Stock [Member]
Number of common stock, shares issued																										228
Six New Brand Ambassadors [Member] | Maximum [Member] | As Compensation [Member] | Share-Based Payment Arrangement, Option [Member]
Number of common stock, shares issued																										150
Brand Ambassadors [Member]
Share-Based Payment Arrangement, Expense																														907,042
Vendor One [Member] | Marketing And Advisory Services [Member]
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																														16,874
Key Employees and Officers [Member] | Common Stock [Member]
Share-Based Payment Arrangement, Expense																														255,124
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																							150
Key Employees and Officers [Member] | Warrant [Member]
Share-Based Payment Arrangement, Expense																														32,381,309
Warrants and Rights Outstanding, Term															10 years
Key Employees and Officers [Member] | Exercise Price One [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.4
Key Employees and Officers [Member] | Exercise Price Two [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 1,368
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted															10,000
Service Provider [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 30
Warrants and Rights Outstanding, Term																					10 years
Service Provider [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																					1,000
Three Members [Member] | Warrant [Member]
Share-Based Payment Arrangement, Expense																												$ 214,552
Three Members [Member] | As Compensation [Member]
Share-Based Payment Arrangement, Expense																											$ 67,500			87,656
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested																																	$ 1,152
Lead Placement Agent [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																667
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 1.90
Operating Expenses																														$ 376,000
Lead Placement Agent [Member] | Exercise Price One [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted															1,000,000